Pay vs Performance Disclosure - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Net income attributable to parent company as reported	$ 1,557	$ 4,211	$ 3,960